Hartford Small Cap Value Fund Expense Example, No Redemption - Hartford Small Cap Value Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 209
Expense Example, No Redemption, 3 Years	654
Expense Example, No Redemption, 5 Years	1,125
Expense Example, No Redemption, 10 Years	$ 2,428